NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 122,893,158	$ 127,827,892	$ 122,561,475	$ 121,043,154
Less: Amounts representing estimated executory costs	0	0	0	0
Minimum lease payments receivable		127,827,892	122,561,475
Less: unearned income, representing interest		3,607,312	3,533,936
Present value of minimum lease receivable	119,756,019	124,220,580	119,027,539
Less: Allowance for uncollectible receivables	(119,067,356)	(121,442,109)	(102,069,239)	(85,225,257)
Net investment in direct financing leases.	$ 688,663	$ 2,778,471	$ 16,958,300	$ 30,011,279